Document And Entity Information - shares	12 Months Ended
	Sep. 30, 2020	Feb. 16, 2021
Document Information Line Items
Entity Registrant Name	EZGO Technologies Ltd.
Document Type	20-F
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding		10,838,500
Amendment Flag	false
Entity Central Index Key	0001806904
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39833
Entity Incorporation, State or Country Code	D8
Entity Interactive Data Current	Yes